Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	MUNDER SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001214511
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2012
Munder International Fund - Core Equity (Prospectus Summary) | Munder International Fund - Core Equity | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAICX
Munder International Fund - Core Equity (Prospectus Summary) | Munder International Fund - Core Equity | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MICCX
Munder International Fund - Core Equity (Prospectus Summary) | Munder International Fund - Core Equity | Class Y Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MICYX
Munder International Fund - Core Equity (Prospectus Summary) | Munder International Fund - Core Equity | Class I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MICIX